Consolidated Supplementary Insurance Information	12 Months Ended
Dec. 31, 2016
Supplementary Insurance Information [Abstract]
Consolidated Supplementary Insurance Information
MetLife, Inc.
Schedule III
Consolidated Supplementary Insurance Information
December 31, 2016, 2015 and 2014
(In millions)

Segment	DAC and VOBA	Future Policy Benefits, Other Policy-Related Balances and Policyholder Dividend Obligation	Policyholder Account Balances	Policyholder Dividends Payable	Unearned Premiums (1), (2)	Unearned Revenue (1)
2016
U.S.	$616	$61,206	$67,539	$—	$1,843	$30
Asia	8,707	36,308	53,114	95	2,167	912
Latin America	1,808	9,163	5,597	—	448	563
EMEA	1,472	5,439	12,636	6	64	372
MetLife Holdings	5,246	72,284	34,664	604	204	209
Corporate & Other	(259)	(2,738)	(382)	(9)	(2)	(27)
Total	$17,590	$181,662	$173,168	$696	$4,724	$2,059
2015
U.S.	$615	$59,074	$63,986	$—	$1,820	$33
Asia	8,374	34,416	49,094	88	1,859	974
Latin America	1,753	8,142	5,880	—	491	597
EMEA	1,532	5,837	13,172	7	60	336
MetLife Holdings	5,436	70,818	33,818	621	171	218
Corporate & Other	(292)	(2,345)	(322)	(7)	—	(23)
Total	$17,418	$175,942	$165,628	$709	$4,401	$2,135
2014
U.S.	$593	$57,521	$65,615	$—	$1,801	$41
Asia	8,217	33,711	52,772	61	1,711	924
Latin America	1,987	8,914	6,425	—	508	651
EMEA	1,709	6,514	14,006	8	54	313
MetLife Holdings	5,387	71,169	33,738	612	179	229
Corporate & Other	(194)	(975)	(241)	(4)	3	—
Total	$17,699	$176,854	$172,315	$677	$4,256	$2,158
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(1)	Amounts are included within the future policy benefits, other policy-related balances and policyholder dividend obligation column.

(2)	Includes premiums received in advance.
MetLife, Inc.
Schedule III
Consolidated Supplementary Insurance Information — (continued)
December 31, 2016, 2015 and 2014
(In millions)

Segment	Premiums and Universal Life and Investment-Type Product Policy Fees	Net Investment Income	Policyholder Benefits and Claims and Interest Credited to Policyholder Account Balances	Amortization of DAC and VOBA Charged to Other Expenses	Other Operating Expenses (1)
2016
U.S.	$22,490	$5,942	$22,859	$471	$3,244
Asia	8,913	2,807	6,896	1,338	1,795
Latin America	3,554	1,133	2,770	184	1,007
EMEA	2,442	1,229	2,064	408	924
MetLife Holdings	6,034	5,670	7,532	424	3,392
Corporate & Other	(749)	9	(629)	(119)	1,890
Total	$42,684	$16,790	$41,492	$2,706	$12,252
2015
U.S.	$21,804	$6,046	$22,038	$471	$3,197
Asia	8,491	2,859	6,817	1,265	1,619
Latin America	3,702	1,046	2,853	271	1,075
EMEA	2,455	347	1,109	492	998
MetLife Holdings	6,116	5,867	7,226	701	3,597
Corporate & Other	(595)	78	(526)	(34)	2,457
Total	$41,973	$16,243	$39,517	$3,166	$12,943
2014
U.S.	$21,152	$6,001	$21,292	$458	$3,080
Asia	9,270	3,279	7,748	1,394	1,724
Latin America	4,038	1,257	3,310	313	1,192
EMEA	2,832	1,238	1,978	626	1,176
MetLife Holdings	5,964	6,012	7,087	199	3,636
Corporate & Other	(462)	371	(296)	39	2,135
Total	$42,794	$18,158	$41,119	$3,029	$12,943
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(1)	Includes other expenses and policyholder dividends, excluding amortization of DAC and VOBA charged to other expenses.